Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Cash Flows from Operating Activities:
Net Income (loss)	$ (9)	$ (29)	$ 2	$ (299)	$ (113)
Adjustments to reconcile net cash from operating activities:
Depreciation	118	122	246	238	210
Amortization of intangibles	54	54	109	106	107
Non-cash interest expense	8	12	24	21	31
Deferred income tax expense (benefit)	(3)	(17)	1	(51)	(52)
Write-off of deferred financing fees and loss on extinguishment of debt				68	1
Loss on disposal and impairment of assets		20
Non-cash gain on debt repurchase	64		(1)	(4)	(13)
Deferred income taxes			1	(51)	(52)
Impairment of long-lived assets and goodwill		20	20	200	19
Other non-cash expense (income)	2	4	6	(3)	(14)
Changes in operating assets and liabilities:
Accounts receivable, net	(1)	54	95	(11)	(41)
Inventories	(73)	(4)	37	59	(118)
Prepaid expenses and other assets	13	(3)	(7)	25	12
Accounts payable and other liabilities	(8)	(58)	(53)	(22)	83
Net cash from operating activities	165	155	479	327	112
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(107)	(106)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of businesses, net of cash acquired	(20)	7	(55)	(368)	(658)
Net cash flow from investing activities	(125)	(91)	(255)	(523)	(852)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	1,392		2	995	1,097
Repayment of long-term debt	(1,902)	(68)	(175)	(880)	(178)
Proceeds from issuance of common stock	4
Repayment of notes receivable	1
Purchase of common stock		(6)	(6)	(2)	(3)
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Proceeds from initial public offering	438
Net cash from financing activities	(111)	(74)	(179)	90	878
Effect of currency translation on cash
Net increase (decrease) in cash and cash equivalents	(71)	(10)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	$ 16	$ 32	$ 87	$ 42	$ 148